PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following at:

	December 31, 2025	December 31, 2024
Equipment	$110,073	$98,598
Furniture and fixtures	9,517	9,517
Total cost	119,590	108,115
Accumulated depreciation	(107,284)	(94,877)
Property and equipment, net	$12,306	$13,238

Depreciation expense for the years ended December 31, 2025, 2024 and 2023 was $7,996, $13,266 and $19,110, respectively.